Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary Of Financial Information About The Amounts Attributable To Non Controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of noncontrolling interests [Line Items]
Revenue	$ 32,307	$ 31,416
Total comprehensive income	8,028	8,585
Total assets	1,410,789	1,349,418
Total liabilities	1,332,122	1,274,669
Minority partner [member]
Disclosure of noncontrolling interests [Line Items]
Revenue	4,206	3,849
Total comprehensive income	1,929	880
Total assets	102,628	93,880
Total liabilities	$ 91,869	$ 85,754